Derivatives - Narrative (Details)	3 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($) swap	Mar. 31, 2020 USD ($) swap	Dec. 31, 2020 USD ($) swap	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Derivative Instruments, Gain (Loss) [Line Items]
Carrying value of collateral received to support purchased call options			$ 351,000,000	$ 577,000,000
Annuity benefits | Not designated as hedging instrument | Fixed-indexed and registered index-linked annuities (embedded derivative)
Derivative Instruments, Gain (Loss) [Line Items]
The portion of the change in fair value of the embedded derivative related to the unlocking of actuarial assumptions			$ 240,000,000	181,000,000	$ (44,000,000)
Cash Flow Hedges | Designated as Hedging Instrument | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Number of interest rate swaps designated and qualifying as a cash flow hedges | swap			9
Derivative, notional amount			$ 1,630,000,000	1,980,000,000
Gain (loss) reclassified from AOCI into net investment income			40,000,000	3,000,000	$ (3,000,000)
Collateral receivable supporting interest rate swaps			2,000,000	20,000,000
Other assets — derivatives | Cash Flow Hedges | Designated as Hedging Instrument | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Net derivatives, at fair value			102,000,000	50,000,000
Other liabilities | Cash Flow Hedges | Designated as Hedging Instrument | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Net derivatives, at fair value			$ 0	$ (5,000,000)
Contract termination | Cash Flow Hedges | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, notional amount	$ 166,000,000	$ 83,000,000
Number of interest rate swaps terminated | swap	2	1
Facility closing | Cash Flow Hedges | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, notional amount	$ 44,000,000
Number of interest rate swaps expired during the period | swap	1